J.P. MORGAN SMA FUNDS

JPMorgan Municipal SMA Fund

(the “Fund”)

(a series of JPMorgan Trust IV)

Supplement dated May 23, 2023

to the current Summary Prospectus and Prospectus, as supplemented

Portfolio Manager Retirement in June 2023. Wayne Godlin has announced his retirement from J.P. Morgan Investment Management Inc., to be effective June 30, 2023. As of that date, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Kevin M. Ellis	2017	Managing Director

In addition, the “The Fund’s Management and Administration — The Portfolio Managers” section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Kevin Ellis, Managing Director and CFA charterholder, is the portfolio manager responsible for the management of the Fund. An employee of JPMIM and/or its affiliates since May 2003, Mr. Ellis is a portfolio manager in the U.S. Fixed Income Group and is responsible for managing separate accounts in the Municipal Bond Group. Mr. Ellis works to help find suitable securities for this Fund in both the primary and secondary markets and will additionally oversee the construction and portfolio management of the overall SMA Strategy.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUP-MUNISMA-PM-523

J.P. MORGAN SMA FUNDS

JPMorgan Municipal SMA Fund

(the “Fund”)

(a series of JPMorgan Trust IV)

Supplement dated May 23, 2023

to the current Statement of Additional Information, as supplemented

Portfolio Manager Retirement in June 2023. Wayne Godlin has announced his retirement from J.P. Morgan Investment Management Inc., to be effective June 30, 2023. As of that date, the portfolio manager information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the Fund is deleted in its entirety and replaced with the following:

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by the portfolio manager as of February 28, 2022:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Municipal SMA Fund
Kevin M. Ellis	7	7,074,474	0	0	124	3,671,917

The following table shows information on the other accounts managed by the portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2022:

Fund	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Municipal SMA Fund
Kevin M. Ellis	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI- MUNISMA-523